Financing Receivables (Details 4) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2015 USD ($) Number	Dec. 31, 2014 USD ($) Number		Dec. 31, 2013 USD ($) Number
Colorado [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1	1
Number of Loans | Number		2	1
Value Of Collateral		$ 1,095	$ 515	[1]
Commitment Amount		767	361
Amount Outstanding		$ 450	$ 68
Loan To Value Ratio	[2]	70.00%	70.00%
Loan Fee		5.00%	5.00%
Delaware [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1
Number of Loans | Number		1
Value Of Collateral		$ 830
Commitment Amount		500
Amount Outstanding		$ 66
Loan To Value Ratio	[2]	70.00%
Loan Fee		5.00%
Florida [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1	1
Number of Loans | Number		4	2
Value Of Collateral		$ 1,275	$ 685	[1]
Commitment Amount		893	480
Amount Outstanding		$ 821	$ 404
Loan To Value Ratio	[2]	70.00%	70.00%
Loan Fee		5.00%	5.00%
Georgia [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		2	2
Number of Loans | Number		5	5
Value Of Collateral		$ 966	$ 1,027	[1]
Commitment Amount		730	810
Amount Outstanding		$ 450	$ 349
Loan To Value Ratio	[2]	76.00%	79.00%
Loan Fee		5.00%	5.00%
Louisiana [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1	1
Number of Loans | Number		2	2
Value Of Collateral		$ 1,132	$ 1,230	[1]
Commitment Amount		622	861
Amount Outstanding		$ 623	$ 620
Loan To Value Ratio	[2]	55.00%	70.00%
Loan Fee		5.00%	5.00%
New Jersey [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1	1		1
Number of Loans | Number		1	1		1
Value Of Collateral		$ 325	$ 390	[1]	$ 186	[3]
Commitment Amount		227	273		130
Amount Outstanding		$ 64	$ 259		$ 84
Loan To Value Ratio	[2]	70.00%	70.00%		70.00%
Loan Fee		5.00%	5.00%
North Carolina [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1
Number of Loans | Number		2
Value Of Collateral		$ 385
Commitment Amount		270
Amount Outstanding		$ 75
Loan To Value Ratio	[2]	70.00%
Loan Fee		5.00%
Pennsylvania [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		1	2		1
Number of Loans | Number		5	4		2
Value Of Collateral		$ 3,948	$ 2,826	[1]	$ 1,825	[3]
Commitment Amount		2,186	1,850		1,220
Amount Outstanding		$ 564	$ 1,463		$ 204
Loan To Value Ratio	[2]	55.00%	65.00%		67.00%
Loan Fee		5.00%	5.00%		5.00%
South Carolina [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		2	2
Number of Loans | Number		7	4
Value Of Collateral		$ 1,528	$ 1,577	[1]
Commitment Amount		1,005	900
Amount Outstanding		$ 899	$ 780
Loan To Value Ratio	[2]	66.00%	57.00%
Loan Fee		5.00%	5.00%
Total [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number		11	10		2
Number of Loans | Number		29	19		3
Value Of Collateral		$ 11,484	$ 8,250	[1]	$ 2,011	[3]
Commitment Amount		7,200	5,535		1,350
Amount Outstanding		$ 4,012	$ 3,943		$ 288
Loan To Value Ratio	[2],[4]	63.00%	67.00%		67.00%
Loan Fee		5.00%	5.00%

[1]	The value is determined by the appraised value. Part of this collateral is $1,000 of preferred equity in our Company. There is no liquid market for the preferred equity instrument, so we can give no assurance as to our ability to generate any amount of proceeds from that collateral.
[2]	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value.
[3]	The value is determined by the appraised value.
[4]	Represents the weighted average loan to value ratio of the loans.